LEASES - Schedule Of Maturities Of Lease Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Total Operating Leases
2022	¥ 4,055	¥ 3,858
2023	4,066	3,826
2024	4,037	3,733
2025	3,871	3,660
2026	3,655	3,466
Thereafter	26,035	25,730
Total minimum lease payments	45,719	44,273
Less: amount representing interest	14,079	13,819
Present value of minimum lease payments	31,640	30,454
Total Finance Leases
2022	140	129
2023	155	144
2024	157	146
2025	157	147
2026	158	147
Thereafter	3,824	3,575
Total minimum lease payments	4,591	4,288
Less: amount representing interest	1,866	1,760
Present value of minimum lease payments	¥ 2,725	¥ 2,528